Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Warrant Liabilities - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 30, 2022	Dec. 31, 2022
Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022			$ 540,000			$ 8,992,000	$ 8,992,000
Change in fair value		$ (1,080,000)	1,080,000	$ (620,000)	$ (4,120,000)	(3,452,000)
Fair value as of December 31, 2022	540,000	540,000	1,620,000	800,000	1,420,000	5,540,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022			300,000			4,800,000	4,800,000
Change in fair value		(600,000)	600,000	(300,000)	(2,200,000)	(1,900,000)	(4,500,000)
Fair value as of December 31, 2022	300,000	300,000	900,000	400,000	700,000	2,900,000	300,000
Fair Value, Inputs, Level 3 [Member] | Private Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022			240,000			4,192,000	4,192,000
Change in fair value		(480,000)	480,000	(320,000)	(1,920,000)	(1,552,000)	(3,952,000)
Fair value as of December 31, 2022	$ 240,000	$ 240,000	$ 720,000	$ 400,000	$ 720,000	$ 2,640,000	$ 240,000